COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Agreed on settlement amount	$ 5.3	$ 2.6
Material construction project commitments	2.2	1.9
Employee-related liabilities	5.2	$ 3.7
Payments for Legal Settlements	$ 0.7